UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: Mar 31, 2013
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	27-31 Melville Street
		Edinburgh
		Scotland
		EH3 7jf
13F File Number: 028-13078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Bryony Lorimer
Title:			Compliance Associate
Phone:			0044-131-270-8245
Signature,		Place			and Date of Signing
Bryony Lorimer		Edinburgh 		Apr 09, 2013
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	27
 FORM 13F Information Table Value Total:	$1,643,304,001

List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
A.F.P. PROVIDA SA-SPONS ADR	SPONS ADR  00709P108	75	700		SH N/A	SOLE	700		0	0
ACTAVIS INC ACT			COM	   00507K103	34	368		SH N/A  SOLE    368		0	0
AMERICA MOVIL-ADR SERIES L AMX  SPON ADR L 02364W105	42	2000		SH N/A  SOLE	2000		0	0
AMERIPRISE FINL INC		COM	   03076C106	43	578		SH N/A	SOLE	578		0	0
APPLIED MATERIALS INC AMAT	COM	   038222105	202,314	15,008,404	SH N/A  SOLE	15,008,404	0	0
CARNIVAL CORP			PAIRED CTF 143658300	152,263 4,439,128	SH N/A  SOLE	4,439,128	0	0
CELGENE CORP 		        COM	   151020104	52	447     	SH N/A	SOLE	447     	0	0
CHEVRON CORP CVX		COM	   166764100    6,966   58,621          SH N/A  SOLE	58,621		0	0
CISCO SYSTEMS INC CSCO		COM	   17275R102	205,347	9,827,565	SH N/A	SOLE	9,827,565	0	0
CVS CAREMARK CORP		COM	   126650100	35	620	        SH N/A	SOLE	620     	0	0
GENERAL DYNAMICS CORP GD	COM	   369550108	69,676	988,164 	SH N/A	SOLE	988,164 	0	0
GOOGLE INC    			CLA	   38259P508	215,626	271,504		SH N/A	SOLE	271,504		0	0
ILLINOIS TOOL WORKS ITW		COM	   452308109	132,298 2,170,945	SH N/A	SOLE	2,170,945	0	0
INVESCO                         SHS        G491BT108    37      1,268           SH N/A  SOLE    1,268           0       0
JOHNSON CONTROLS INC		COM	   478366107	199,258	5,681,711	SH N/A	SOLE	5,681,711	0	0
LYONDELLBASELL INDUSTRIES       SHS-A      N53745100    45      700             SH N/A  SOLE    700             0       0
MICROSOFT CORP MSFT		COM	   594918104	199,999	6,991,724	SH N/A	SOLE	6,991,724	0	0
MONDELEZ INTERNATIONAL          CL-A       609207105    36      1,157           SH N/A  SOLE    1,157           0       0
NIKE INC                        CL-B       654106103    38      636             SH N/A  SOLE    636             0       0
PNC FINL SVCS GROUP INC         COM        693475105    33      494             SH N/A  SOLE    494             0       0
SANDISK CORP			COM	   80004C101	222,715	4,052,309	SH N/A	SOLE	4,052,309	0	0
SCHLUMBERGER LTD                COM        806857108    33      438             SH N/A  SOLE    438             0       0
SOUTHERN CO                     COM        842587107    30      631             SH N/A  SOLE    631             0       0
THERMO FISHER SCIENTIFIC INC    COM        883556102    44      566             SH N/A  SOLE    566             0       0
UNION PACIFIC CORP		COM        907818108    37      254             SH N/A  SOLE    254             0       0
VIRGIN MEDIA INC VMED		COM	   92769L101	36,206	739,335		SH N/A	SOLE	739,335		0	0
DISNEY WALT CO			COM DISNEY 254687106	35	611		SH N/A  SOLE    611		0	0




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